CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL STOCK.
Schedule of details of capital stock

	2022
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,889,668,580	3.93	194
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Heri Supriadi	40,000	0	0
Commisioner (Note 1b):
Arya Mahendra Sinulingga	87,500	0	0
Public (individually less than 5%)	43,568,550,005	43.98	2,179
Total	99,062,216,600	100.00	4,953

	2023
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,973,451,980	4.02	199
Directors (Note 1b):
Ririek Adriansyah	6,016,355	0	0
Bogi Witjaksono	4,130,400	0	0
Afriwandi	4,172,900	0	0
Heri Supriadi	4,170,400	0	0
F.M. Venusiana R.	7,806,900	0	0
Herlan Wijanarko	4,172,900	0	0
Muhamad Fajrin Rasyid	4,130,400	0	0
Budi Setyawan Wijaya	4,585,400	0	0
Honesti Basyir	370,544	0	0
Commissioners (Note 1b):
Isa Rachmatarwata	1,968,000	0	0
Marcelino Rumambo Pandin	1,968,000	0	0
Ismail	1,968,000	0	0
Arya Mahendra Sinulingga	2,014,800	0	0
Rizal Mallarangeng	1,968,000	0	0
Public (individually less than 5%)	43,436,968,061	43.89	2,174
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs. 1 ADS represents 100 Series B shares.